Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2022
Disclosure Text Block [Abstract]
Quarterly Financial Information [Text Block]
Note R
 –

Quarterly Financial Data (Unaudited)
The interim financial statem
e
nts for the quarterly periods in 2022 are unaudited and, in the opinion of management, include all adjustments, consisting of normal r
e
curring adjustments, necessary for a fair presentation of the periods presented. Information for the three months ended March 31, 2022, June 30, 2022, and September 30, 2022 have been adjusted to correct immaterial errors. See Note Q, Revision of Previously Issued Quarterly Financial Information, for additional information.

	For the 2022 Three Months Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per share data)
Revenues
Base rental income	$1,931	$2,002	$2,293	$2,119
Management income	427	—	—	—
Percentage rental income	4,456	5,031	6,058	4,785

Total revenues	$6,814	$7,033	$8,351	$6,904
Expenses
Property taxes	$1,631	$1,739	$1,806	$1,709
Property operating expense	853	699	484	912
Interest expense	2,457	3,366	3,675	3,415
Depreciation and amortization	2,010	2,064	2,094	2,080
General and administrative	1,515	1,838	2,499	2,683
Professional fees, net of reimbursement of insurance proceeds	1,468	494	478	250
Organizational, offering and other costs	—	1,876	1,971	1,745

Total expenses	$9,933	$12,075	$13,007	$12,794
Other income (expense)
Loss on sale of real estate	$—	$—	$(52)	$—
PPP loan forgiveness	—	328	—	—
Other income	61	61	16	(32)

Total other income (expense)	$61	$389	$(36)	$(32)
Net loss	$(3,058)	$(4,653)	$(4,692)	$(5,923)
Net loss attributable to non-controlling interest	(1,622)	(2,663)	(2,501)	(3,422)

Net loss attributable to Mobile Infrastructure Corporation’s stockholders	$(1,436)	$(1,990)	$(2,191)	$(2,501)
Preferred stock distributions declared—Series A	(54)	(54)	(54)	(54)
Preferred stock distributions declared—Series 1	(696)	(696)	(696)	(696)

Net loss attributable to Mobile Infrastructure Corporation’s common stockholders	$(2,186)	$(2,740)	$(2,941)	$(3,251)

Basic and diluted loss per weighted average common share:
Net loss per share attributable to Mobile Infrastructure Corporation’s common stockholders—basic and diluted	$(0.28)	$(0.35)	$(0.38)	$(0.42)

Weighted average common shares outstanding, basic and diluted	7,762,375	7,762,375	7,762,375	7,762,375